Delaware Smid Cap Growth Fund
Delaware Smid Cap Growth Fund (the "Fund")

DELAWARE GROUP® EQUITY FUNDS IV

Delaware Smid Cap Growth Fund (the "Fund")

Supplement to the Fund's Class A, Class B, Class C, Class R, and Institutional Class
Statutory Prospectus dated January 28, 2013

The following replaces the information in the section entitled, "What are the Fund's fees and expenses?".

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Shareholder Fees Delaware Smid Cap Growth Fund	Class A	Class B		Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%	[1]	1.00%	[1]	none	none
[1]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Delaware Smid Cap Growth Fund	Class A		Class B		Class C	Class R	Institutional Class
Management fees	0.71%		0.71%		0.71%	0.71%	0.71%
Distribution and service (12b-1) fees	0.25%	[1]	1.00%		1.00%	0.50%	none
Other expenses	0.24%		0.24%		0.24%	0.24%	0.24%
Total annual fund operating expenses	1.20%		1.95%		1.95%	1.45%	0.95%
Fee waivers and expense reimbursements	none		(0.75%)	[1]	none	none	none
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%		1.20%		1.95%	1.45%	0.95%
[1]	The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from August 1, 2013 through July 31, 2014. Additionally, the Fund's Class A shares are subject to a blended rate of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects any applicable Delaware Distributors L.P. (Distributor) expense waivers and for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Delaware Smid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	690	934	1,197	1,946
Class B	522	815	1,208	2,018
Class C	298	612	1,052	2,275
Class R	148	459	792	1,735
Institutional Class	97	303	525	1,166

(if not redeemed)
Expense Example, No Redemption Delaware Smid Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	122	540	983	2,018
Class C	198	612	1,052	2,275

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated October 28, 2013.